SEGMENT REPORTING	12 Months Ended
Jun. 30, 2019
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 24 -   SEGMENT REPORTING

The chief operating decision maker ("CODM") has been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E, in accordance with the Company’s organization and internal financial reporting structure. The CODM assesses the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the CODM does not use any other measures by segments.

Summarized information by segments for the years ended June 30, 2017, 2018, and 2019 is as follows:

	Year ended June 30, 2017
	IA	Rail	M&E	Consolidated

Revenues from external customers
Integrated solutions contracts revenue	$136,449	145,815	103,236	385,500
Product sales	28,738	3,927	—	32,665
Maintenance service revenue	6,947	4,733	308	11,988
Extended warranty service revenue	533	1,257	—	1,790
Total	172,667	155,732	103,544	431,943

Costs of revenue	106,583	86,128	98,761	291,472

Gross profit	$66,084	69,604	4,783	140,471

	Year ended June 30, 2018
	IA	Rail	M&E	Consolidated

Revenues from external customers
Integrated solutions contracts revenue	$178,769	162,696	124,996	466,461
Product sales	35,387	4,846	—	40,233
Maintenance service revenue	9,547	21,390	334	31,271
Extended warranty service revenue	1,090	1,713	—	2,803
Total	224,793	190,645	125,330	540,768

Costs of revenue	135,633	90,574	108,681	334,888

Gross profit	$89,160	100,071	16,649	205,880

	Year ended June 30, 2019
	IA	Rail	M&E	Consolidated

Revenues from external customers
Integrated solutions contracts revenue	$191,668	148,365	127,338	467,371
Product sales	27,390	5,712	—	33,102
Maintenance service revenue	13,978	53,359	288	67,625
Extended warranty service revenue	762	1,481	—	2,243
Total	233,798	208,917	127,626	570,341

Costs of revenue	139,010	109,567	110,598	359,175

Gross profit	$94,788	99,350	17,028	211,166

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2017	2018	2019

Revenues:
PRC	$326,713	$412,993	$438,832
Non-PRC	105,230	127,775	131,509

	$431,943	$540,768	$570,341

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2018	2019

Long-lived assets other than goodwill and acquired intangible assets
PRC	$135,450	$125,781
Non-PRC	12,516	11,986

	$147,966	$137,767